Montgomery, McCracken, Walker & Rhoads, llp attorneys at law
Laura Anne Corsell Admitted in Pennsylvania, New York	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109-1029 215-772-1500 Fax 215-772-7620	Direct Dial (215) 772-7598 lcorsell@mmwr.com

February 20, 2013

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:
Proxy Statement
Rochdale Alternative Total Return Fund, LLC, File No. 811-22503
Rochdale Core Alternative Strategies Fund, LLC, File No. 811-21965
Rochdale Core Alternative Strategies Fund TEI, LLC, File No. 811-21964
Rochdale Core Alternative Strategies Master Fund, LLC, File No. 811-21963
Rochdale Structured Claims Fixed Income Fund, LLC, File No. 811-22358
Rochdale International Trade Fixed Income Fund, File No. 811-22552

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the above-referenced registered investment companies (the “Funds”) is a definitive proxy statement for use in connection with a joint special meeting of the shareholders of each of the Funds.

At the special meeting, which the Funds plan to hold on March 22, 2013, the shareholders of each Fund will be asked to elect new members to each Fund’s Board.

Very truly yours,

/s/ Laura Anne Corsell

Laura Anne Corsell, Esq.